Consolidated statement of Operations - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue	€ 55,562	€ 84,773	€ 76,761
Grant income	(31)	414	779
Total revenue and grant income	55,531	85,187	77,540
Research and development expenses	(90,920)	(100,315)	(83,084)
General and administrative expenses	(18,805)	(13,472)	(11,411)
Operating loss	(54,195)	(28,600)	(16,955)
Financial income	449	34,761	1,768
Financial expenses	(54,787)	(7,248)	(39,360)
Loss before taxes	(108,532)	(1,087)	(54,547)
Income taxes	0	0	0
Loss for the period	(108,532)	(1,087)	(54,547)
Loss attributable to equity holders	€ (108,532)	€ (1,087)	€ (54,547)
Basic loss per share	€ (1.74)	€ (0.02)	€ (1.00)
Diluted loss per share	€ (1.74)	€ (0.43)	€ (1.00)